Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowing costs [abstract]
Finance costs before capitalized interest	$ 165,391	$ 182,841
Less capitalized interest related to Geismar 3 plant under construction	(20,985)	(18,004)
Finance costs	$ 144,406	$ 164,837